Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab® Government Money Fund — Sweep Shares

(the fund)

Supplement dated June 5, 2019 to the fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

At a meeting held on June 4, 2019, the Board of Trustees of The Charles Schwab Family of Funds approved the reduction of the fund’s sweep administration fee from 0.15% to 0.10% effective July 1, 2019. Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective July 1, 2019:

Summary Prospectus and Statutory Prospectus

The “Fund Fees and Expenses” table in the Summary Prospectus and in the “Fund Summary” section of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Sweep Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.31

Distribution (12b-1) fees	None

Other expenses[1]	0.26

Total annual fund operating expenses	0.57

[1] The information in the table has been restated to reflect current fees and expenses.

The “Expenses on a $10,000 Investment” table in the Summary Prospectus and in the “Fund Summary” section of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Sweep Shares	$58	$183	$318	$714

Schwab Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab® Government Money Fund — Sweep Shares

(the fund)

Supplement dated June 5, 2019 to the fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

At a meeting held on June 4, 2019, the Board of Trustees of The Charles Schwab Family of Funds approved the reduction of the fund’s sweep administration fee from 0.15% to 0.10% effective July 1, 2019. Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective July 1, 2019:

Summary Prospectus and Statutory Prospectus

The “Fund Fees and Expenses” table in the Summary Prospectus and in the “Fund Summary” section of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Sweep Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.31

Distribution (12b-1) fees	None

Other expenses[1]	0.26

Total annual fund operating expenses	0.57

[1] The information in the table has been restated to reflect current fees and expenses.

The “Expenses on a $10,000 Investment” table in the Summary Prospectus and in the “Fund Summary” section of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Sweep Shares	$58	$183	$318	$714

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Government Money Fund | Sweep Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.31%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Sweep Shares
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714

[1]	The information in the table has been restated to reflect current fees and expenses.